Balances and Transactions with Related Parties (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balances and Transactions With Related Parties [Abstract]
Short-term benefits	$ 3	$ 16	$ 11
Share-based payment to those employed by the Company or on its behalf	190	394	501
Share-based payment to those not employed by the Company or on its behalf	$ 147	$ 41	$ 2